RELATED PARTY TRANSACTIONS AND BALANCES (Details 2) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Statement [Line Items]
Salaries And Benefits	$ 439	$ 235
Office And Miscellaneous	174	156
Oniva International Services Corp. [Member]
Statement [Line Items]
Salaries And Benefits	220	191
Office And Miscellaneous	97	105
Total Cost	$ 317	$ 296